Note 34 - Group Entities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
34
       Group entities

	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with Holding company
			2018	2017	2018	2017
Subsidiaries of the Company			%	%
Caledonia Holdings Zimbabwe (Private) Limited	$	Zimbabwe	100	100	—	—
Caledonia Mining Services Limited	$	Zimbabwe	100	100	—	—
Eersteling Gold Mining Company Limited	ZAR	South Africa	100	100	(13,179)	(12,956)
Fintona Investments Proprietary Limited	ZAR	South Africa	100	100	(14,859)	(14,859)
Caledonia Mining South Africa Proprietary Limited	ZAR	South Africa	100	100	(565)	(941)
Greenstone Management Services Holdings Limited	$	United Kingdom	100	100	9,813	20,879
Blanket Mine (1983) (Private) Limited (3)	$	Zimbabwe	(2) 49	(2) 49	—	—
Blanket Employee Trust Services (Private) Limited (BETS) (1)	$	Zimbabwe	—	—	—	—

(
1
)
BETS and the Employee Trust are consolidated as structured entities.

(
2
)
Refer to Note
6,
for the effective shareholding. NCI has a
16.2%
interest in cash flows of Blanket only.

(
3
)
Blanket has
no
subsidiary companies